EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital

Issued capital

	December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par	—	—	—	—
200,000,000 ordinary shares, no par	—	—	—	—

Issued and fully paid:
24,910,916 (2016 and 2017: 24,910,916) common shares, no par	312,081	312,081	312,081	45,371

Schedule of Other Capital Reserves

Other capital reserves

Other capital reserves
CNY

At January 1, 2016	636,960
Deemed contribution from a related party*	55,558
At December 31, 2016, 2017 and 2018	692,518
At December 31, 2018 (US$)	100,679

———————

*

On December 23, 2016, Feishang Hesheng waived a payment of CNY55.56 million (US$8.00 million) indebtedness owed to it by Double Grow.